Financial Risk Management - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 1,215		¥ 810
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	27
USD [Member]
Disclosure of detailed information about financial instruments [line items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 3,349	$ 30	2,942	$ 26
TWD [Member]
Disclosure of detailed information about financial instruments [line items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment			¥ 170		$ 45